Income Taxes (Details) - Schedule of reconciliation of the statutory U.S. federal income tax rate - DocGo Inc. and Subsidiaries [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of reconciliation of the statutory U.S. federal income tax rate [Line Items]
Statutory federal income tax benefit	21.00%	21.00%
Permanent items	(2.71%)	0.44%
State taxes, net of federal tax benefit	5.99%	8.02%
Effects of Rates Different From Statutory	(0.06%)	0.00%
Rate Change	0.00%	0.00%
Other	(0.71%)	0.00%
Change in valuation allowance	(20.98%)	(28.36%)
Income tax provision/(benefit)	2.53%	1.10%